Notes Payable (Details Narrative) (10-K) - USD ($)					1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 07, 2020	Jul. 12, 2017	Jul. 22, 2013	Mar. 14, 2013	Sep. 30, 2017	Feb. 28, 2012	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Feb. 13, 2017
Promissory note							$ 8,666,683	$ 8,994,414
Proceeds from convertible promissory note	$ 168,500						168,500	440,211	$ 432,641
Long-term notes payable							10,546,942	8,627,129	2,259,081
Short-term notes payable							1,474,122	1,022,364	772,334
Classic Beverage [Member]
Principal balance							$ 348,269	$ 277,385
Interest rate							10.00%	10.00%
Financing Arrangement [Member]
Principal balance								$ 151,000
Promissory note								$ 129,000
TCA Global Fund [Member]
Interest rate								16.00%
Secured promissory note								$ 2,664,628
TCA Special Situations Credit Strategies ICAV [Member]
Interest rate								16.00%
Secured promissory note								$ 3,015,780
Creditor [Member]
Principal balance								$ 200,000
Debt maturity date								Apr. 15, 2020
Long-term notes payable											$ 527,333
Unsecured Promissory Note [Member] | MGD [Member]
Principal balance						$ 30,000
Interest rate						8.00%
Debt maturity date						Dec. 31, 2020
Promissory note							$ 25,000	$ 25,000
Unsecured Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance				$ 86,821
Interest rate				5.00%
Debt maturity date				Feb. 01, 2020
Unsecured Promissory Note One [Member] | Unrelated Third Party [Member]
Principal balance			$ 15,000
Interest rate			5.00%
Debt maturity date			Dec. 31, 2018
Promissory note							15,000	15,000
Reduced interest rate			2.00%
Convertible Promissory Note [Member] | JSJ Investments Inc [Member]
Promissory note							30,239	53,758
Proceeds from convertible promissory note		$ 75,000
Debt periodic payment on interest		$ 3,360
Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance										$ 329,611
Interest rate					8.00%
Debt maturity date					Nov. 15, 2017
Promissory note					$ 372,500
Maturity date description					All of the notes have an interest rate of 8% and had a maturity date of August 13, 2017 but have been extended to November 15, 2017 for a fee of $15,000.
Debt instrument fees					$ 15,000					$ 15,000
Promissory Note One [Member]
Promissory note					172,500
Promissory Note Four Others [Member]
Promissory note					$ 50,000
Notes Payable [Member]
Long-term notes payable							10,588,942	8,669,129	2,397,623
Short-term notes payable							$ 1,907,971	$ 1,362,605	$ 976,120